TAXES ON INCOME	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 10 -      TAXES ON INCOME

A.	Tax Rates Applicable To The Income Of The Company:

The Company's taxable income is subject to income tax at the regular corporate rate of 25% and in US 35%.

B.	Deferred Income Taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	Year ended
	December 31,
	2 0 1 6	2 0 1 5

Net loss carry-forward	9,593	10,004
Other additions for tax Purposes	290	183
Net deferred tax asset before valuation allowance	9,883	10,187
Valuation allowance	(9,883)	(10,187)
Net deferred tax asset	-	-

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The most significant component of the Company's deferred tax assets is the accumulated net operating losses carry-forward among the two subsidiaries due to the uncertainty of the realization of such tax benefits.

The Company has provided a full valuation allowance in respect of deferred tax assets resulting from tax loss carry-forward and other temporary differences. Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax regarding the loss carry-forward and other temporary differences will not be realized in the foreseeable future.

Net profit (loss) was incurred as following:

	Year ended
	December 31,
	2 0 1 6	2 0 1 5

United States	608	(461)
Israel	1,416	2,579
	2,024	2,118

C.	Tax Loss Carry-Forwards:

Net operating loss carry-forwards as of December 31, 2016 are as follows:

Israel	37,510
United States *	610
38,120

Net operating loss carry-forwards as of December 31, 2015 are as follows:

Israel	38,926
United States *	1,218
40,144

Net operating losses in Israel may be carried forward indefinitely.

Net operating losses in the U.S. are available through 2027.

*
Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.